Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment

December 31, 2016	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,703.9	(b)	$6,332.8	$4,056.1	$—	$1,559.3	$4,607.6	(b)
Transmission	16,658.6		2,796.9	1,472.8	2,319.2	832.8	1,584.2
Distribution	18,898.2		3,569.1	1,899.3	4,457.2	2,322.4	2,020.6
Other	2,902.0		345.1	507.7	433.4	227.3	399.3
CWIP	3,072.2	(b)	390.3	654.2	221.5	148.2	113.7	(b)
Less: Accumulated Depreciation	16,101.5		3,631.5	2,989.9	2,115.1	1,272.7	2,411.5
Total Regulated Property, Plant and Equipment - Net	45,133.4		9,802.7	5,600.2	5,316.2	3,817.3	6,313.9
Nonregulated Property, Plant and Equipment - Net	505.9		23.1	27.3	9.4	5.9	115.6
Total Property, Plant and Equipment - Net	$45,639.3	(a)	$9,825.8	$5,627.5	$5,325.6	$3,823.2	$6,429.5

December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(b)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(b)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(b)	475.1	519.8	171.9	315.3	744.7	(b)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

(a)
Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

(b)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2015	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates	ARO as of December 31, 2016
	(in millions)
AEP (c)(d)(e)(f)	$1,916.3	$91.3	$0.8	$(139.9)	(g)	$66.4	$1,934.9
APCo (c)(f)	140.2	7.6	—	(35.3)		14.6	127.1
I&M (c)(d)(f)	1,253.8	55.6	—	(62.6)	(g)	11.3	1,258.1
OPCo (f)	1.4	0.1	0.2	—		—	1.7
PSO (c)(f)	47.8	3.0	0.1	(1.0)		3.5	53.4
SWEPCo (c)(e)(f)	125.4	7.0	0.2	(8.3)		32.2	156.5

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.24 billion and $1.18 billion as of December 31, 2016 and 2015, respectively.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

(g)	Amount includes settlement of liabilities of $61 million associated with the sale of the Tanners Creek Plant site. See the “Tanners Creek” section of Note 7.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$113.2	$131.9	$102.9
APCo	11.7	13.8	7.1
I&M	15.3	11.6	18.9
OPCo	6.0	8.8	6.9
PSO	6.2	8.8	3.1
SWEPCo	11.0	26.4	11.9

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$51.7	$61.3	$44.5
APCo	6.3	6.9	3.8
I&M	7.2	5.0	8.0
OPCo	3.3	4.8	4.4
PSO	3.4	5.0	1.8
SWEPCo	6.9	14.8	6.9

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2016
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a) (k)	Coal	43.5%	$0.1	$1.3	$—
J.M. Stuart Generating Station (b)	Coal	26.0%	—	0.8	—
Wm. H. Zimmer Generating Station (c) (k)	Coal	25.4%	—	0.3	—
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	334.8	5.0	207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	454.8	1.3	246.0
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Transmission	NA	(d)	62.4	0.5	45.1
Total			$3,458.2	$18.8	$1,110.1

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$936.1	$125.8	$535.1

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$105.2	$0.5	$59.4

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$334.8	$5.0	$207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Total			$2,940.9	$14.6	$819.0

			Registrant’s Share as of December 31, 2015
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a) (k)	Coal	43.5%	$337.4	$2.4	$76.1
J.M. Stuart Generating Station (b)	Coal	26.0%	565.5	12.9	221.8
Wm. H. Zimmer Generating Station (c) (k)	Coal	25.4%	815.5	6.4	421.7
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	332.4	3.9	205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	445.5	7.2	236.2
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Transmission	NA	(d)	68.5	0.4	48.1
Total			$4,917.3	$239.6	$1,773.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$926.7	$58.5	$512.4

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$103.0	$1.8	$58.2

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$332.4	$3.9	$205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Total			$2,684.9	$210.3	$769.1

(a)	Operated by AGR. See the “Impairments” section of Note 7.

(b)	Operated by Dayton Power & Light Company, a non-affiliated company. See the “Impairments” section of Note 7.

(c)	Operated by Dynegy Corporation, a non-affiliated company. See the “Impairments” section of Note 7.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by AEP Texas and various non-affiliated companies. See the “Impairments” section of Note 7.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

(k)
In February 2017, AEP signed an agreement to purchase Dynegy Corporation’s ownership share of Conesville Generating Station, Unit 4.  Simultaneously, AEP signed an agreement with Dynegy Corporation to sell AEP’s ownership share of the Wm. H. Zimmer Generating Station.  The transactions are expected to close in the second quarter of 2017, subject to FERC approval and are not expected to have a material impact on net income, cash flows and financial condition.

NA	Not applicable.

Appalachian Power Co [Member]
Property, Plant and Equipment

December 31, 2016	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,703.9	(b)	$6,332.8	$4,056.1	$—	$1,559.3	$4,607.6	(b)
Transmission	16,658.6		2,796.9	1,472.8	2,319.2	832.8	1,584.2
Distribution	18,898.2		3,569.1	1,899.3	4,457.2	2,322.4	2,020.6
Other	2,902.0		345.1	507.7	433.4	227.3	399.3
CWIP	3,072.2	(b)	390.3	654.2	221.5	148.2	113.7	(b)
Less: Accumulated Depreciation	16,101.5		3,631.5	2,989.9	2,115.1	1,272.7	2,411.5
Total Regulated Property, Plant and Equipment - Net	45,133.4		9,802.7	5,600.2	5,316.2	3,817.3	6,313.9
Nonregulated Property, Plant and Equipment - Net	505.9		23.1	27.3	9.4	5.9	115.6
Total Property, Plant and Equipment - Net	$45,639.3	(a)	$9,825.8	$5,627.5	$5,325.6	$3,823.2	$6,429.5

December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(b)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(b)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(b)	475.1	519.8	171.9	315.3	744.7	(b)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

(a)
Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

(b)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

Depreciation, Depletion and Amortization

APCo
	2016				2015				2014
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	3.1%	35	-	121	3.1%	35	-	121	3.1%	40	-	121
Transmission	1.5%	15	-	68	1.6%	15	-	68	1.7%	15	-	87
Distribution	3.7%	10	-	57	3.6%	10	-	57	3.5%	13	-	57
Other	6.0%	5	-	55	8.3%	5	-	55	6.9%	24	-	55

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2015	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates	ARO as of December 31, 2016
	(in millions)
AEP (c)(d)(e)(f)	$1,916.3	$91.3	$0.8	$(139.9)	(g)	$66.4	$1,934.9
APCo (c)(f)	140.2	7.6	—	(35.3)		14.6	127.1
I&M (c)(d)(f)	1,253.8	55.6	—	(62.6)	(g)	11.3	1,258.1
OPCo (f)	1.4	0.1	0.2	—		—	1.7
PSO (c)(f)	47.8	3.0	0.1	(1.0)		3.5	53.4
SWEPCo (c)(e)(f)	125.4	7.0	0.2	(8.3)		32.2	156.5

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.24 billion and $1.18 billion as of December 31, 2016 and 2015, respectively.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

(g)	Amount includes settlement of liabilities of $61 million associated with the sale of the Tanners Creek Plant site. See the “Tanners Creek” section of Note 7.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$113.2	$131.9	$102.9
APCo	11.7	13.8	7.1
I&M	15.3	11.6	18.9
OPCo	6.0	8.8	6.9
PSO	6.2	8.8	3.1
SWEPCo	11.0	26.4	11.9

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$51.7	$61.3	$44.5
APCo	6.3	6.9	3.8
I&M	7.2	5.0	8.0
OPCo	3.3	4.8	4.4
PSO	3.4	5.0	1.8
SWEPCo	6.9	14.8	6.9

Indiana Michigan Power Co [Member]
Property, Plant and Equipment

December 31, 2016	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,703.9	(b)	$6,332.8	$4,056.1	$—	$1,559.3	$4,607.6	(b)
Transmission	16,658.6		2,796.9	1,472.8	2,319.2	832.8	1,584.2
Distribution	18,898.2		3,569.1	1,899.3	4,457.2	2,322.4	2,020.6
Other	2,902.0		345.1	507.7	433.4	227.3	399.3
CWIP	3,072.2	(b)	390.3	654.2	221.5	148.2	113.7	(b)
Less: Accumulated Depreciation	16,101.5		3,631.5	2,989.9	2,115.1	1,272.7	2,411.5
Total Regulated Property, Plant and Equipment - Net	45,133.4		9,802.7	5,600.2	5,316.2	3,817.3	6,313.9
Nonregulated Property, Plant and Equipment - Net	505.9		23.1	27.3	9.4	5.9	115.6
Total Property, Plant and Equipment - Net	$45,639.3	(a)	$9,825.8	$5,627.5	$5,325.6	$3,823.2	$6,429.5

December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(b)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(b)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(b)	475.1	519.8	171.9	315.3	744.7	(b)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

(a)
Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

(b)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

Depreciation, Depletion and Amortization

I&M
	2016				2015				2014
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.4%	59	-	132	2.5%	59	-	132	2.0%	59	-	132
Transmission	1.7%	50	-	75	1.7%	50	-	75	1.7%	50	-	75
Distribution	2.8%	10	-	70	2.8%	10	-	70	2.8%	15	-	70
Other	8.6%	5	-	45	11.8%	5	-	45	6.1%	14	-	45

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2015	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates	ARO as of December 31, 2016
	(in millions)
AEP (c)(d)(e)(f)	$1,916.3	$91.3	$0.8	$(139.9)	(g)	$66.4	$1,934.9
APCo (c)(f)	140.2	7.6	—	(35.3)		14.6	127.1
I&M (c)(d)(f)	1,253.8	55.6	—	(62.6)	(g)	11.3	1,258.1
OPCo (f)	1.4	0.1	0.2	—		—	1.7
PSO (c)(f)	47.8	3.0	0.1	(1.0)		3.5	53.4
SWEPCo (c)(e)(f)	125.4	7.0	0.2	(8.3)		32.2	156.5

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.24 billion and $1.18 billion as of December 31, 2016 and 2015, respectively.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

(g)	Amount includes settlement of liabilities of $61 million associated with the sale of the Tanners Creek Plant site. See the “Tanners Creek” section of Note 7.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$113.2	$131.9	$102.9
APCo	11.7	13.8	7.1
I&M	15.3	11.6	18.9
OPCo	6.0	8.8	6.9
PSO	6.2	8.8	3.1
SWEPCo	11.0	26.4	11.9

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$51.7	$61.3	$44.5
APCo	6.3	6.9	3.8
I&M	7.2	5.0	8.0
OPCo	3.3	4.8	4.4
PSO	3.4	5.0	1.8
SWEPCo	6.9	14.8	6.9

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2016
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a) (k)	Coal	43.5%	$0.1	$1.3	$—
J.M. Stuart Generating Station (b)	Coal	26.0%	—	0.8	—
Wm. H. Zimmer Generating Station (c) (k)	Coal	25.4%	—	0.3	—
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	334.8	5.0	207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	454.8	1.3	246.0
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Transmission	NA	(d)	62.4	0.5	45.1
Total			$3,458.2	$18.8	$1,110.1

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$936.1	$125.8	$535.1

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$105.2	$0.5	$59.4

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$334.8	$5.0	$207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Total			$2,940.9	$14.6	$819.0

			Registrant’s Share as of December 31, 2015
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a) (k)	Coal	43.5%	$337.4	$2.4	$76.1
J.M. Stuart Generating Station (b)	Coal	26.0%	565.5	12.9	221.8
Wm. H. Zimmer Generating Station (c) (k)	Coal	25.4%	815.5	6.4	421.7
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	332.4	3.9	205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	445.5	7.2	236.2
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Transmission	NA	(d)	68.5	0.4	48.1
Total			$4,917.3	$239.6	$1,773.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$926.7	$58.5	$512.4

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$103.0	$1.8	$58.2

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$332.4	$3.9	$205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Total			$2,684.9	$210.3	$769.1

(a)	Operated by AGR. See the “Impairments” section of Note 7.

(b)	Operated by Dayton Power & Light Company, a non-affiliated company. See the “Impairments” section of Note 7.

(c)	Operated by Dynegy Corporation, a non-affiliated company. See the “Impairments” section of Note 7.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by AEP Texas and various non-affiliated companies. See the “Impairments” section of Note 7.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

(k)
In February 2017, AEP signed an agreement to purchase Dynegy Corporation’s ownership share of Conesville Generating Station, Unit 4.  Simultaneously, AEP signed an agreement with Dynegy Corporation to sell AEP’s ownership share of the Wm. H. Zimmer Generating Station.  The transactions are expected to close in the second quarter of 2017, subject to FERC approval and are not expected to have a material impact on net income, cash flows and financial condition.

NA	Not applicable.

Ohio Power Co [Member]
Property, Plant and Equipment

December 31, 2016	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,703.9	(b)	$6,332.8	$4,056.1	$—	$1,559.3	$4,607.6	(b)
Transmission	16,658.6		2,796.9	1,472.8	2,319.2	832.8	1,584.2
Distribution	18,898.2		3,569.1	1,899.3	4,457.2	2,322.4	2,020.6
Other	2,902.0		345.1	507.7	433.4	227.3	399.3
CWIP	3,072.2	(b)	390.3	654.2	221.5	148.2	113.7	(b)
Less: Accumulated Depreciation	16,101.5		3,631.5	2,989.9	2,115.1	1,272.7	2,411.5
Total Regulated Property, Plant and Equipment - Net	45,133.4		9,802.7	5,600.2	5,316.2	3,817.3	6,313.9
Nonregulated Property, Plant and Equipment - Net	505.9		23.1	27.3	9.4	5.9	115.6
Total Property, Plant and Equipment - Net	$45,639.3	(a)	$9,825.8	$5,627.5	$5,325.6	$3,823.2	$6,429.5

December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(b)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(b)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(b)	475.1	519.8	171.9	315.3	744.7	(b)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

(a)
Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

(b)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

Depreciation, Depletion and Amortization

OPCo
	2016				2015				2014
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.3%	39	-	60	2.3%	39	-	60	2.3%	39	-	60
Distribution	2.8%	7	-	57	2.8%	7	-	57	2.7%	7	-	57
Other	5.9%	5	-	50	7.2%	5	-	50	7.0%	7	-	50

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2015	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates	ARO as of December 31, 2016
	(in millions)
AEP (c)(d)(e)(f)	$1,916.3	$91.3	$0.8	$(139.9)	(g)	$66.4	$1,934.9
APCo (c)(f)	140.2	7.6	—	(35.3)		14.6	127.1
I&M (c)(d)(f)	1,253.8	55.6	—	(62.6)	(g)	11.3	1,258.1
OPCo (f)	1.4	0.1	0.2	—		—	1.7
PSO (c)(f)	47.8	3.0	0.1	(1.0)		3.5	53.4
SWEPCo (c)(e)(f)	125.4	7.0	0.2	(8.3)		32.2	156.5

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.24 billion and $1.18 billion as of December 31, 2016 and 2015, respectively.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

(g)	Amount includes settlement of liabilities of $61 million associated with the sale of the Tanners Creek Plant site. See the “Tanners Creek” section of Note 7.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$51.7	$61.3	$44.5
APCo	6.3	6.9	3.8
I&M	7.2	5.0	8.0
OPCo	3.3	4.8	4.4
PSO	3.4	5.0	1.8
SWEPCo	6.9	14.8	6.9

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$113.2	$131.9	$102.9
APCo	11.7	13.8	7.1
I&M	15.3	11.6	18.9
OPCo	6.0	8.8	6.9
PSO	6.2	8.8	3.1
SWEPCo	11.0	26.4	11.9

Public Service Co Of Oklahoma [Member]
Property, Plant and Equipment

December 31, 2016	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,703.9	(b)	$6,332.8	$4,056.1	$—	$1,559.3	$4,607.6	(b)
Transmission	16,658.6		2,796.9	1,472.8	2,319.2	832.8	1,584.2
Distribution	18,898.2		3,569.1	1,899.3	4,457.2	2,322.4	2,020.6
Other	2,902.0		345.1	507.7	433.4	227.3	399.3
CWIP	3,072.2	(b)	390.3	654.2	221.5	148.2	113.7	(b)
Less: Accumulated Depreciation	16,101.5		3,631.5	2,989.9	2,115.1	1,272.7	2,411.5
Total Regulated Property, Plant and Equipment - Net	45,133.4		9,802.7	5,600.2	5,316.2	3,817.3	6,313.9
Nonregulated Property, Plant and Equipment - Net	505.9		23.1	27.3	9.4	5.9	115.6
Total Property, Plant and Equipment - Net	$45,639.3	(a)	$9,825.8	$5,627.5	$5,325.6	$3,823.2	$6,429.5

December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(b)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(b)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(b)	475.1	519.8	171.9	315.3	744.7	(b)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

(a)
Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

(b)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

Depreciation, Depletion and Amortization

PSO
	2016				2015				2014
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.4%	35	-	85	1.7%	35	-	70	1.7%	35	-	70
Transmission	2.2%	45	-	100	1.9%	40	-	75	1.9%	40	-	75
Distribution	2.7%	27	-	156	2.5%	7	-	65	2.4%	30	-	65
Other	6.4%	5	-	84	4.6%	5	-	40	4.1%	5	-	40

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2015	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates	ARO as of December 31, 2016
	(in millions)
AEP (c)(d)(e)(f)	$1,916.3	$91.3	$0.8	$(139.9)	(g)	$66.4	$1,934.9
APCo (c)(f)	140.2	7.6	—	(35.3)		14.6	127.1
I&M (c)(d)(f)	1,253.8	55.6	—	(62.6)	(g)	11.3	1,258.1
OPCo (f)	1.4	0.1	0.2	—		—	1.7
PSO (c)(f)	47.8	3.0	0.1	(1.0)		3.5	53.4
SWEPCo (c)(e)(f)	125.4	7.0	0.2	(8.3)		32.2	156.5

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.24 billion and $1.18 billion as of December 31, 2016 and 2015, respectively.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

(g)	Amount includes settlement of liabilities of $61 million associated with the sale of the Tanners Creek Plant site. See the “Tanners Creek” section of Note 7.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$51.7	$61.3	$44.5
APCo	6.3	6.9	3.8
I&M	7.2	5.0	8.0
OPCo	3.3	4.8	4.4
PSO	3.4	5.0	1.8
SWEPCo	6.9	14.8	6.9

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$113.2	$131.9	$102.9
APCo	11.7	13.8	7.1
I&M	15.3	11.6	18.9
OPCo	6.0	8.8	6.9
PSO	6.2	8.8	3.1
SWEPCo	11.0	26.4	11.9

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2016
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a) (k)	Coal	43.5%	$0.1	$1.3	$—
J.M. Stuart Generating Station (b)	Coal	26.0%	—	0.8	—
Wm. H. Zimmer Generating Station (c) (k)	Coal	25.4%	—	0.3	—
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	334.8	5.0	207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	454.8	1.3	246.0
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Transmission	NA	(d)	62.4	0.5	45.1
Total			$3,458.2	$18.8	$1,110.1

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$936.1	$125.8	$535.1

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$105.2	$0.5	$59.4

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$334.8	$5.0	$207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Total			$2,940.9	$14.6	$819.0

			Registrant’s Share as of December 31, 2015
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a) (k)	Coal	43.5%	$337.4	$2.4	$76.1
J.M. Stuart Generating Station (b)	Coal	26.0%	565.5	12.9	221.8
Wm. H. Zimmer Generating Station (c) (k)	Coal	25.4%	815.5	6.4	421.7
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	332.4	3.9	205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	445.5	7.2	236.2
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Transmission	NA	(d)	68.5	0.4	48.1
Total			$4,917.3	$239.6	$1,773.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$926.7	$58.5	$512.4

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$103.0	$1.8	$58.2

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$332.4	$3.9	$205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Total			$2,684.9	$210.3	$769.1

(a)	Operated by AGR. See the “Impairments” section of Note 7.

(b)	Operated by Dayton Power & Light Company, a non-affiliated company. See the “Impairments” section of Note 7.

(c)	Operated by Dynegy Corporation, a non-affiliated company. See the “Impairments” section of Note 7.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by AEP Texas and various non-affiliated companies. See the “Impairments” section of Note 7.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

(k)
In February 2017, AEP signed an agreement to purchase Dynegy Corporation’s ownership share of Conesville Generating Station, Unit 4.  Simultaneously, AEP signed an agreement with Dynegy Corporation to sell AEP’s ownership share of the Wm. H. Zimmer Generating Station.  The transactions are expected to close in the second quarter of 2017, subject to FERC approval and are not expected to have a material impact on net income, cash flows and financial condition.

NA	Not applicable.

Southwestern Electric Power Co [Member]
Property, Plant and Equipment

December 31, 2016	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,703.9	(b)	$6,332.8	$4,056.1	$—	$1,559.3	$4,607.6	(b)
Transmission	16,658.6		2,796.9	1,472.8	2,319.2	832.8	1,584.2
Distribution	18,898.2		3,569.1	1,899.3	4,457.2	2,322.4	2,020.6
Other	2,902.0		345.1	507.7	433.4	227.3	399.3
CWIP	3,072.2	(b)	390.3	654.2	221.5	148.2	113.7	(b)
Less: Accumulated Depreciation	16,101.5		3,631.5	2,989.9	2,115.1	1,272.7	2,411.5
Total Regulated Property, Plant and Equipment - Net	45,133.4		9,802.7	5,600.2	5,316.2	3,817.3	6,313.9
Nonregulated Property, Plant and Equipment - Net	505.9		23.1	27.3	9.4	5.9	115.6
Total Property, Plant and Equipment - Net	$45,639.3	(a)	$9,825.8	$5,627.5	$5,325.6	$3,823.2	$6,429.5

December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(b)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(b)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(b)	475.1	519.8	171.9	315.3	744.7	(b)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

(a)
Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

(b)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

Depreciation, Depletion and Amortization

SWEPCo
	2016				2015				2014
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.1%	40	-	70	2.2%	40	-	70	2.2%	40	-	70
Transmission	2.2%	50	-	70	2.3%	50	-	70	2.2%	50	-	70
Distribution	2.6%	25	-	65	2.6%	25	-	65	2.7%	25	-	65
Other	6.8%	5	-	51	5.5%	5	-	51	4.8%	7	-	51

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2015	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates	ARO as of December 31, 2016
	(in millions)
AEP (c)(d)(e)(f)	$1,916.3	$91.3	$0.8	$(139.9)	(g)	$66.4	$1,934.9
APCo (c)(f)	140.2	7.6	—	(35.3)		14.6	127.1
I&M (c)(d)(f)	1,253.8	55.6	—	(62.6)	(g)	11.3	1,258.1
OPCo (f)	1.4	0.1	0.2	—		—	1.7
PSO (c)(f)	47.8	3.0	0.1	(1.0)		3.5	53.4
SWEPCo (c)(e)(f)	125.4	7.0	0.2	(8.3)		32.2	156.5

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.24 billion and $1.18 billion as of December 31, 2016 and 2015, respectively.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

(g)	Amount includes settlement of liabilities of $61 million associated with the sale of the Tanners Creek Plant site. See the “Tanners Creek” section of Note 7.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$113.2	$131.9	$102.9
APCo	11.7	13.8	7.1
I&M	15.3	11.6	18.9
OPCo	6.0	8.8	6.9
PSO	6.2	8.8	3.1
SWEPCo	11.0	26.4	11.9

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$51.7	$61.3	$44.5
APCo	6.3	6.9	3.8
I&M	7.2	5.0	8.0
OPCo	3.3	4.8	4.4
PSO	3.4	5.0	1.8
SWEPCo	6.9	14.8	6.9

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2016
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a) (k)	Coal	43.5%	$0.1	$1.3	$—
J.M. Stuart Generating Station (b)	Coal	26.0%	—	0.8	—
Wm. H. Zimmer Generating Station (c) (k)	Coal	25.4%	—	0.3	—
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	334.8	5.0	207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	454.8	1.3	246.0
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Transmission	NA	(d)	62.4	0.5	45.1
Total			$3,458.2	$18.8	$1,110.1

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$936.1	$125.8	$535.1

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$105.2	$0.5	$59.4

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$334.8	$5.0	$207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Total			$2,940.9	$14.6	$819.0

			Registrant’s Share as of December 31, 2015
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a) (k)	Coal	43.5%	$337.4	$2.4	$76.1
J.M. Stuart Generating Station (b)	Coal	26.0%	565.5	12.9	221.8
Wm. H. Zimmer Generating Station (c) (k)	Coal	25.4%	815.5	6.4	421.7
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	332.4	3.9	205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	445.5	7.2	236.2
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Transmission	NA	(d)	68.5	0.4	48.1
Total			$4,917.3	$239.6	$1,773.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$926.7	$58.5	$512.4

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$103.0	$1.8	$58.2

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$332.4	$3.9	$205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Total			$2,684.9	$210.3	$769.1

(a)	Operated by AGR. See the “Impairments” section of Note 7.

(b)	Operated by Dayton Power & Light Company, a non-affiliated company. See the “Impairments” section of Note 7.

(c)	Operated by Dynegy Corporation, a non-affiliated company. See the “Impairments” section of Note 7.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by AEP Texas and various non-affiliated companies. See the “Impairments” section of Note 7.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

(k)
In February 2017, AEP signed an agreement to purchase Dynegy Corporation’s ownership share of Conesville Generating Station, Unit 4.  Simultaneously, AEP signed an agreement with Dynegy Corporation to sell AEP’s ownership share of the Wm. H. Zimmer Generating Station.  The transactions are expected to close in the second quarter of 2017, subject to FERC approval and are not expected to have a material impact on net income, cash flows and financial condition.

NA	Not applicable.

Regulated Operation [Member]
Depreciation, Depletion and Amortization

AEP
	2016						2015						2014
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)						(in years)						(in years)
Generation	2.1%	-	4.0%	35	-	132	0.4%	-	3.1%	35	-	132	1.7%	-	3.5%	31	-	132
Transmission	1.5%	-	2.7%	15	-	100	1.4%	-	2.7%	15	-	81	1.4%	-	2.7%	15	-	87
Distribution	2.6%	-	3.7%	7	-	156	2.5%	-	3.7%	7	-	75	2.4%	-	3.7%	7	-	75
Other	3.1%	-	8.6%	5	-	84	2.9%	-	11.8%	5	-	75	2.1%	-	8.6%	5	-	75

Unregulated Operation [Member]
Depreciation, Depletion and Amortization

AEP
	2016							2015							2014
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)							(in years)							(in years)
Generation	2.8%	-	17.2%	40	-	66		2.5%	-	3.4%	35	-	66		2.6%	-	3.4%	35	-	66
Transmission	2.3%			43	-	55		2.3%			43	-	55		2.3%			43	-	55
Distribution	1.3%			40		50		—%			0	-	0		—%			0	-	0
Other	9.1%			5	-	50	(a)	2.7%			5	-	50	(a)	17.1%			25	-	50	(a)

(a)	SWEPCo’s nonregulated property, plant and equipment is depreciated using the straight-line method over a range of 3 to 20 years.